Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2023
Long Term Debt Abstract
Schedule of Maturities and Weighted Average Interest Rates	The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and 2022:
	Final maturity	Weighted average effective interest rate %	2023 $	2022 $
Convertible loan (a)	2028	33.65	11,258,950	—
Credit facility (b)	2026	17.58	28,747,705	30,000,000
Term loan (c)	2030	33.65	7,718,928	10,034,513
Other loan (e)	2023	N/A	—	1,582,780
Long-term debt		23.96	47,725,583	41,617,293
Current portion of long-term debt			—	30,342,675
Long-term debt			47,725,583	11,274,618

Schedule of Black-Scholes Option Pricing Model	The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:
	Conversion option	Warrants
Fair value of the underlying share	US$ 1.67	US$ 22.92
Exercise price	US$ 10.00	US$ 0.01
Risk-free interest rate	4%	5%
Expected volatility	60%	60%
Expected life	5.00 years	0.04 years
Dividend yield	0%	0%